Income taxes - Schedule of Net (Loss) Income Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S.	$ (57,578)	$ (60,692)
Total	$ (57,578)	$ (60,692)